Finance Lease Receivables, Net - Summary of Finance Lease Receivables (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Finance lease receivables	¥ 3,484,919,078	$ 500,577,304	¥ 2,769,506,956
Add: unamortized initial direct costs	420,074	60,340	1,374,971
Less: unearned income	(356,209,820)	(51,166,339)	(351,176,064)
Less: allowance for finance lease receivables—collective	(19,088,837)	(2,741,939)	(13,544,836)
Total finance lease receivables, net	3,110,040,495	446,729,366	2,406,161,027
Finance lease receivables—current	1,661,082,122	238,599,518	1,123,703,618
Finance lease receivables—non-current	¥ 1,448,958,373	$ 208,129,848	¥ 1,282,457,409